JNL VARIABLE FUND LLC

                               SEMI-ANNUAL REPORT



                                  JUNE 30, 2000

JNL/FIRST TRUST THE DOW TARGET 5 SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $5,203) ..................   $    3,977
Receivables:
  Dividends and interest ...................           15
  Fund shares sold .........................            3
                                              --------------
TOTAL ASSETS ...............................        3,995
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................            3
                                              --------------
TOTAL LIABILITIES ..........................            3
                                              --------------

NET ASSETS .................................   $    3,992
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $    5,388
Undistributed net investment income ........          118
Accumulated net realized loss on
  investments ..............................         (288)
Net unrealized depreciation on investments .       (1,226)
                                              ==============
                                               $    3,992
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............          633
                                              ==============

NET ASSET VALUE PER SHARE ..................    $    6.30
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................     $     86
  Interest .................................           22
                                              --------------
TOTAL INVESTMENT INCOME ....................          108
                                              --------------

EXPENSES
  Advisory fees ............................           17
  Administrative fees ......................            2
                                              --------------
TOTAL EXPENSES .............................           19
                                              --------------
NET INVESTMENT INCOME ......................           89
                                              --------------

REALIZED AND UNREALIZED LOSSES
  Net realized loss on investments .........          (40)
  Net change in unrealized depreciation
    on investments .........................         (961)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ...........       (1,001)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .    $    (912)
                                              ==============


                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 5 SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment income .......................................................                   $       89      $       29
   Net realized loss on investments ............................................                          (40)           (248)
   Net change in unrealized depreciation on investments ........................                         (961)           (265)
                                                                                                  --------------  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................                         (912)           (484)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                        1,707           5,278
  Cost of shares redeemed ......................................................                         (655)           (942)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                        1,052           4,336
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                          140           3,852

NET ASSETS BEGINNING OF PERIOD .................................................                        3,852               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                   $    3,992      $    3,852
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                   $      118      $       29
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:
      Shares sold .............................................................                           232             617
      Shares redeemed .........................................................                           (93)           (123)
                                                                                                    ---------------  --------------
      Net increase ............................................................                           139             494
                                                                                                    ===============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

      Purchases of securities .................................................                      $  1,219         $ 5,112
      Proceeds from sales of securities .......................................                           103             765

--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 5 SERIES

Financial Highlights (Unaudited)


                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $        7.79    $        10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income ........................................................                        0.13              0.06
  Net realized and unrealized losses on investments ............................                       (1.62)            (2.27)
                                                                                               ---------------- ----------------
  Total loss from operations ...................................................                       (1.49)            (2.21)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $        6.30    $         7.79
                                                                                               ================ ================
TOTAL RETURN (A) ...............................................................                    (19.13)%          (22.10)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $       3,992    $        3,852
  Ratio of expenses to average net assets (b) ..................................                       0.85%             0.85%
  Ratio of net investment income to average net assets (b) .....................                       4.06%             2.83%
  Portfolio turnover ...........................................................                       2.44%            40.15%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.



                     See notes to the financial statements.

                     JNL/FIRST TRUST THE DOW TARGET 5 SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 99.3%

AUTO MANUFACTURERS - 28.9%
   General Motors Corp.                  19,785    $    1,149

AUTO PARTS & EQUIPMENT - 11.1%
   Goodyear Tire & Rubber Co.            22,037           441

CHEMICALS - 20.5%
   E.I. du Pont de Nemours & Co.         18,674           817

MACHINERY - 17.7%
   Caterpillar Inc.                      20,755           703

TOBACCO - 21.1%
   Philip Morris Cos. Inc.                                839
                                    31,589
                                                 --------------

   Total Common Stocks
     (cost $5,175)
                                                        3,949
                                                 --------------


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENT - 0.7%

MONEY MARKET FUND- 0.7%
   Dreyfus Cash Management Plus,
     6.51% (a)                           28,103     $      28
                                                 --------------

   Total Short Term Investment
     (cost $28)                                            28
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $5,203)                                   $    3,977
                                                 ==============


--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.



                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 10 SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)




Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $15,572) ................    $   13,489
Receivables:
  Dividends and interest ..................            44
  Fund shares sold ........................            28
                                              --------------
TOTAL ASSETS ..............................        13,561
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................             9
  Administrative fees .....................             1
  Fund shares redeemed ....................            14
                                              --------------
TOTAL LIABILITIES .........................            24
                                              --------------

NET ASSETS ................................    $   13,537
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................    $   15,688
Undistributed net investment income .......           228
Accumulated net realized loss on
  investments .............................          (296)
Net unrealized depreciation on investments         (2,083)
                                              ==============
                                               $   13,537
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............         1,784
                                              ==============

NET ASSET VALUE PER SHARE .................     $    7.59
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................      $    195
  Interest ................................            32
                                              --------------
TOTAL INVESTMENT INCOME ...................           227
                                              --------------

EXPENSES
  Advisory fees ...........................            43
  Administrative fees .....................             5
                                              --------------
TOTAL EXPENSES ............................            48
                                              --------------
NET INVESTMENT INCOME .....................           179
                                              --------------

REALIZED AND UNREALIZED LOSSES
  Net realized loss on investments ........          (136)
  Net change in unrealized depreciation
    on investments ........................        (1,717)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ..........        (1,853)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS     $   (1,674)
                                              ==============


                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 10 SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment income .......................................................                   $      179       $      49
   Net realized loss on investments ............................................                         (136)           (160)
   Net change in unrealized depreciation on investments ........................                       (1,717)           (366)
                                                                                                  --------------  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................                       (1,674)           (477)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                       10,669           9,749
  Cost of shares redeemed ......................................................                       (3,244)         (1,486)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                        7,425           8,263
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                        5,751           7,786

NET ASSETS BEGINNING OF PERIOD .................................................                        7,786               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                   $   13,537       $   7,786
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                   $      228       $      49
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                        1,279           1,064
     Shares redeemed ...........................................................                         (387)           (172)
                                                                                                  ---------------  --------------
     Net increase ..............................................................                          892             892
                                                                                                  ===============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES   (EXCLUDING   SHORT-TERM
     SECURITIES):

     Purchases of securities                                                                            8,319          $9,117
     Proceeds from sales of securities                                                                    889             877

--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 10 SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $        8.73    $      10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income ........................................................                        0.17            0.05
  Net realized and unrealized losses on investments ............................                       (1.21)          (1.32)
                                                                                               ---------------- ----------------
  Total loss from operations ...................................................                       (1.14)          (1.27)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $        7.59    $       8.73
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                    (13.06)%        (12.70)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $      13,537    $      7,786
  Ratio of expenses to average net assets (b) ..................................                       0.85%           0.85%
  Ratio of net investment income to average net assets (b) .....................                       3.10%           2.53%
  Portfolio turnover ...........................................................                       7.95%          23.32%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                    JNL/FIRST TRUST THE DOW TARGET 10 SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
--------------------------------------------------------------

COMMON STOCKS - 98.5%

AUTO MANUFACTURERS - 11.7%
   General Motors Corp.                  27,091  $     1,573

AUTO PARTS & EQUIPMENT - 4.5%
   Goodyear Tire & Rubber Co.            30,208          604

BANKS - 10.4%
   J.P. Morgan & Co.                     12,782        1,408

CHEMICALS - 8.3%
   E.I. du Pont de Nemours & Co.         25,617        1,121

MACHINERY - 7.1%
   Caterpillar Inc.                      28,420          963

MANUFACTURING - 23.2%
   Eastman Kodak Co.                     25,010        1,488
   Minnesota Mining & Manufacturing
   Co.                                   19,960        1,647
                                                 -------------
                                                       3,135

OIL & GAS PRODUCERS - 24.8%
   Chevron Corp.                         18,492        1,568
   Exxon Mobil Corp.                     22,585        1,773
                                                 -------------
                                                       3,341

TOBACCO - 8.5%
   Philip Morris Cos. Inc.               43,182        1,147
                                                 -------------

     Total Common Stocks
       (cost $15,375)                                 13,292
                                                 -------------

                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
--------------------------------------------------------------

SHORT TERM INVESTMENT - 1.5%

MONEY MARKET FUND - 1.5%
   Dreyfus Cash Management Plus,
    6.51% (a)                           197,273  $       197
                                                 -------------

     Total Short Term Investment
       (cost $197)                                       197
                                                 -------------

TOTAL INVESTMENTS - 100%
   (cost $15,572)                                $    13,489
                                                 =============


--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

                     See notes to the financial statements.

JNL/FIRST TRUST THE S&P TARGET 10 SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $15,064) ..................  $   14,434
Receivables:
  Dividends and interest ....................           6
  Fund shares sold ..........................         136
                                              --------------
TOTAL ASSETS ................................      14,576
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................           9
  Administrative fees .......................           1
   Fund shares redeemed .....................          34
                                              --------------
TOTAL LIABILITIES ...........................          44
                                              --------------

NET ASSETS ..................................  $   14,532
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $   15,097
Accumulated net investment loss .............          (8)
Accumulated net realized gain on
investments .................................          73
Net unrealized depreciation on investments ..        (630)
                                              ==============
                                               $   14,532
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ..............       1,467
                                              ==============

NET ASSET VALUE PER SHARE ...................   $    9.91
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................    $     41
  Interest ..................................           5
                                              --------------
TOTAL INVESTMENT INCOME .....................          46
                                              --------------

EXPENSES
  Advisory fees .............................          50
  Administrative fees .......................           7
                                              --------------
TOTAL EXPENSES ..............................          57
                                              --------------
NET INVESTMENT LOSS .........................         (11)
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investments ..........          32
  Net change in unrealized depreciation
    on investments ..........................      (1,543)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ............      (1,511)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..  $   (1,522)
                                              ==============


                     See notes to the financial statements.

JNL/FIRST TRUST THE S&P TARGET 10 SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment income (loss) ................................................                  $       (11)    $         3
   Net realized gain on investments ............................................                           32              41
   Net change in unrealized appreciation (depreciation) on investments .........                       (1,543)            913
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................                       (1,522)            957
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                        8,193           9,627
  Cost of shares redeemed ......................................................                       (1,331)         (1,392)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                        6,862           8,235
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                        5,340           9,192

NET ASSETS BEGINNING OF PERIOD .................................................                        9,192               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $    14,532     $     9,192
                                                                                                  ==============  ==============

UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS) .......................                  $        (8)    $         3
                                                                                                  ==============  ==============

   (1)SHARE TRANSACTIONs:

      Shares sold ..............................................................                          759             965
      Shares redeemed ..........................................................                         (123)           (134)
                                                                                                 ---------------  --------------
      Net increase .............................................................                          636             831
                                                                                                 ===============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

      Purchase of securities ...................................................                 $      6,714     $     9,336
      Proceeds from sales of securities ........................................                          177           1,038

--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST THE S&P TARGET 10 SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $       11.06    $       10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss) .................................................                       (0.01)            0.01
  Net realized and unrealized gains (losses) on investments ....................                       (1.14)            1.05
                                                                                               ---------------- ----------------
  Total income (loss) from operations ..........................................                       (1.15)            1.06
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $        9.91    $       11.06
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                    (10.40)%           10.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................                  $   14,532        $   9,192
  Ratio of expenses to average net assets (b) ..................................                       0.85%            0.85%
  Ratio of net investment income (loss) to average net assets (b) ..............                     (0.16)%            0.16%
  Portfolio turnover ...........................................................                       1.35%           27.91%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                    JNL/FIRST TRUST THE S&P TARGET 10 SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
--------------------------------------------------------------

COMMON STOCKS - 98.9%

COMMERCIAL SERVICES - 6.6%
     FedEx Corp. (a)                     25,080       $  953

COMPUTERS - 12.3%
   Hewlett-Packard Co.                   14,255        1,780

ELECTRONICS - 12.5%
   Solectron Corp. (a)                   43,053        1,803

MACHINERY - 6.1%
   Ingersoll-Rand Co.                    21,729          875

MANUFACTURING - 2.0%
     Agilent Technologies Inc. (a)        3,857          284

METALS & MINING - 8.8%
   Alcoa Inc.                            43,865        1,272

OIL & GAS PRODUCERS - 15.6%
   Enron Corp.                           34,926        2,253

RETAIL - 17.1%
   Circuit City Stores Inc.               32,539       1,080
   RadioShack Corp.                       29,295       1,388
                                                 -------------
                                                       2,468

SEMICONDUCTORS - 9.1%
   Motorola Inc.                         45,296        1,316

TELECOMMUNICATIONS - 8.8%
   Sprint Corp.                          24,993        1,275
                                                 -------------

        Total Common Stocks
           (cost $14,909)                             14,279
                                                 -------------

                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
--------------------------------------------------------------

SHORT TERM INVESTMENT - 1.1%

MONEY MARKET FUND - 1.1%
   Dreyfus Cash Management Plus,
    6.51% (b)                           155,317   $      155
                                                 -------------

      Total Short Term Investment
          (cost $155)
                                                         155
                                                 -------------

TOTAL INVESTMENTS - 100%
   (cost $15,064)                                 $   14,434
                                                 =============


--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


                     See notes to the financial statements.

JNL/FIRST TRUST GLOBAL TARGET 15 SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $4,270) .................   $       3,898
Foreign currency ..........................               7
Receivables:
  Dividends and interest ..................              22
  Fund shares sold ........................              28
  Investment securities sold ..............              78
                                              --------------
TOTAL ASSETS ..............................           4,033
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................               2
  Forward currency contracts ..............               1
                                              --------------
TOTAL LIABILITIES .........................               3
                                              --------------

NET ASSETS ................................   $       4,030
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $       4,552
Undistributed net investment income .......              95
Accumulated net realized loss on
investments ...............................            (245)
Net unrealized depreciation on investments             (372)
                                              ==============
                                              $       4,030
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............             539
                                              ==============

NET ASSET VALUE PER SHARE .................   $        7.47
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................   $          81
  Interest ................................               8
  Foreign taxes withheld ..................              (3)
                                              --------------
TOTAL INVESTMENT INCOME ...................              86
                                              --------------

EXPENSES
  Advisory fees ...........................              12
  Administrative fees .....................               2
                                              --------------
TOTAL EXPENSES ............................              14
                                              --------------
NET INVESTMENT INCOME .....................              72
                                              --------------

REALIZED AND UNREALIZED LOSSES
  Net realized loss on investments ........             (97)
  Net change in unrealized depreciation
    on investments ........................            (468)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ..........            (565)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $        (493)
                                              ==============



                     See notes to the financial statements.

JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)


                                                                                                                 PERIOD FROM
                                                                                                  SIX MONTHS       JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                   JUNE 30,      DECEMBER 31,
                                                                                                     2000            1999
                                                                                                 --------------  --------------

OPERATIONS
   Net investment income .......................................................                 $        72     $        23
   Net realized loss on investments ............................................                         (97)           (148)
   Net change in unrealized appreciation (depreciation) on investments .........                        (468)             96
                                                                                                 --------------  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................                        (493)            (29)
                                                                                                 --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                       4,463           3,056
  Cost of shares redeemed ......................................................                      (1,974)           (993)
                                                                                                 --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                       2,489           2,063
                                                                                                 --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                       1,996           2,034

NET ASSETS BEGINNING OF PERIOD .................................................                       2,034               -
                                                                                                 --------------  --------------

NET ASSETS END OF PERIOD .......................................................                 $     4,030     $     2,034
                                                                                                 ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                 $        95     $        23
                                                                                                 ==============  ==============


  (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                         567             341
     Shares redeemed ...........................................................                        (254)           (115)
                                                                                                 --------------  --------------
     Net increase ..............................................................                         313             226
                                                                                                 ==============  ==============


  PURCHASES   AND  SALES  OF   INVESTMENT   SECURITIES
    (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                  $    2,896     $     2,843
     Proceeds from sales of securities .........................................                         595             939


--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                                           $        8.99    $       10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                                                                 0.07             0.11
  Net realized and unrealized losses on investments                                                    (1.59)           (1.12)
                                                                                               ---------------- ----------------
  Total loss from operations                                                                           (1.52)           (1.01)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD                                                                 $        7.47    $        8.99
                                                                                               ================ ================

TOTAL RETURN (A)                                                                                    (16.91)%         (10.10)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                                     $       4,030    $       2,034
  Ratio of expenses to average net assets (b)                                                          0.90%            0.90%
  Ratio of net investment income to average net assets (b)                                             4.64%            3.44%
  Portfolio turnover                                                                                  19.93%           80.54%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                     JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 92.1%

AIRLINES - 7.1%
   British Airways Plc                   48,200     $     277

AUTO MANUFACTURERS - 7.4%
   General Motors Corp.                   4,988           290

AUTO PARTS & EQUIPMENT - 2.9%
   Goodyear Tire & Rubber Co.             5,561           111

BUILDING MATERIALS - 8.2%
   Blue Circle Industries Plc            49,364           319

CHEMICALS - 5.3%
   E.I. du Pont de Nemours & Co.          4,706           206

FOOD - 6.8%
   Tate & Lyle Plc                       53,164           266

INSURANCE - 6.2%
   Royal & Sun Alliance Insurance
     Group Plc                           37,232           242

MACHINERY - 4.5%
   Caterpillar Inc.                       5,231           177

REAL ESTATE - 26.0%
   Amoy Properties Ltd.                 332,819           224
   Great Eagle Holdings Ltd.            178,783           282
   Henderson Investment Ltd.            449,640           284
   Hysan Development Co. Ltd.           211,061           222
                                                 --------------
                                                        1,012

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

RETAIL - 5.4%
   Marks & Spencer Plc                   59,708  $        210

TELECOMMUNICATIONS - 6.9%
   Cable & Wireless HKT Ltd.            121,983           268

TOBACCO - 5.4%
   Philip Morris Cos. Inc.                7,952           212
                                                 --------------

     Total Common Stocks
          (cost $3,962)                                 3,590
                                                 --------------

SHORT TERM INVESTMENTS - 7.9%

MONEY MARKET FUNDS - 7.9%
   Dreyfus Cash Management Plus,
    6.51% (a)                           199,484           199
   Dreyfus Government Cash
     Management, 6.25% (a)              108,802           109
                                                 --------------

      Total Short Term Investments
          (cost $308)                                     308
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $4,270)                                 $      3,898
                                                 ==============


--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2000:

                                      % OF INVESTMENT      MARKET VALUE
COUNTRY                                  SECURITIES           (000'S)
-------------------------------------------------------- ------------------
Hong Kong                                      32.9 %    $         1,281
United Kingdom                                 33.6 %              1,313
United States                                  33.5 %              1,304
                                     ------------------- ------------------
  TOTAL                                       100.0 %    $         3,898
                                     =================== ==================

--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

                     See notes to the financial statements.

JNL/FIRST TRUST TARGET 25 SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $3,281) ...................  $    2,980
Receivables:
  Dividends and interest ....................           6
   Fund shares sold .........................           4
                                              --------------
TOTAL ASSETS ................................       2,990
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................           2
  Fund shares redeemed ......................          14
                                              --------------
TOTAL LIABILITIES ...........................          16
                                              --------------

NET ASSETS ..................................  $    2,974
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $    3,445
Undistributed net investment income .........          48
Accumulated net realized loss on
investments .................................        (218)
Net unrealized depreciation on investments ..        (301)
                                              ==============
                                               $    2,974
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ..............         404
                                              ==============

NET ASSET VALUE PER SHARE ...................  $     7.37
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................  $       40
  Interest ..................................           1
                                              --------------
TOTAL INVESTMENT INCOME .....................          41
                                              --------------

EXPENSES
  Advisory fees .............................           9
  Administrative fees .......................           1
                                              --------------
TOTAL EXPENSES ..............................          10
                                              --------------
NET INVESTMENT INCOME .......................          31
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investments ..........           -
  Net change in unrealized depreciation
    on investments ..........................        (297)
                                              --------------
NET REALIZED AND UNREALIZED LOSS ............        (297)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..  $     (266)
                                              ==============


                     See notes to the financial statements.

JNL/FIRST TRUST TARGET 25 SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                  SIX MONTHS        JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                   JUNE 30,       DECEMBER 31,
                                                                                                      2000            1999
                                                                                                 ---------------  --------------

OPERATIONS
   Net investment income .......................................................                 $         31     $        17
   Net realized gain (loss) on investments .....................................                            -            (218)
   Net change in unrealized depreciation on investments ........................                         (297)             (4)
                                                                                                 ---------------  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................                         (266)           (205)
                                                                                                 ---------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                        2,024           2,893
  Cost of shares redeemed ......................................................                         (642)           (830)
                                                                                                 ---------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                        1,382           2,063
                                                                                                 ---------------  --------------

NET INCREASE IN NET ASSETS .....................................................                        1,116           1,858

NET ASSETS BEGINNING OF PERIOD .................................................                        1,858               -
                                                                                                 ---------------  --------------

NET ASSETS END OF PERIOD .......................................................                 $      2,974     $     1,858
                                                                                                 ===============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                 $         48     $        17
                                                                                                 ===============  ==============


   (1)SHARE TRANSACTIONS:

      Shares sold ..............................................................                          264             328
      Shares redeemed ..........................................................                          (84)           (104)
                                                                                                 ---------------  --------------
      Net increase .............................................................                          180             224
                                                                                                 ===============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

      Purchases of securities ..................................................                 $      1,460     $     2,833
      Proceeds from sales of securities ........................................                            -             799

--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST TARGET 25 SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $        8.30    $      10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income ........................................................                        0.04            0.08
  Net realized and unrealized losses on investments ............................                       (0.97)          (1.78)
                                                                                               ---------------- ----------------
  Total loss from operations ...................................................                       (0.93)          (1.70)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $        7.37    $       8.30
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                    (11.20)%        (17.00)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $       2,974    $      1,858
  Ratio of expenses to average net assets (b) ..................................                       0.85%           0.85%
  Ratio of net investment income to average net assets (b) .....................                       2.48%           2.48%
  Portfolio turnover ...........................................................                           -          66.31%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                        JNL/FIRST TRUST TARGET 25 SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 15.7%
   B.F. Goodrich Co.                      4,044  $        138
   GenCorp Inc.                           6,641            53
   Lockheed Martin Corp.                  4,507           112
   Northrop Grumman Corp.                 2,467           163
                                                 --------------
                                                          466

AUTO PARTS & EQUIPMENT - 6.8%
   Dana Corp.                             3,437            73
   TRW Inc.                               2,968           129
                                                 --------------
                                                          202

BUILDING MATERIALS - 1.4%
    Omnova Solutions Inc.                 6,659            42

CHEMICALS - 3.9%
   Dow Chemical Co.                       3,804           115

COMMERCIAL SERVICES - 2.1%
   Wallace Computer Services Inc.         6,412            63

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
      Lanier Worldwide Inc. (a)           4,242             4

ELECTRONICS - 2.3%
   Thomas & Betts Corp.                   3,550            68

FOOD - 18.9%
   ConAgra Inc.                           6,105           116
   Flowers Industries Inc.                7,841           156
   General Mills Inc.                     4,047           155
   Weis Markets Inc.                      4,180           137
                                                 --------------
                                                          564

FOREST PRODUCTS & PAPER - 14.6%
   Abitibi-Consolidated Inc.             14,254           134
   Louisiana-Pacific Corp.                7,098            77
   Rayonier Inc.                          3,302           118
   Weyerhaeuser Co.                       2,463           106
                                                 --------------
                                                          435

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

HAND & MACHINE TOOLS - 8.1%
   Snap-On Inc.                           4,460  $        119
   Stanley Works                          5,166           123
                                                 --------------
                                                          242

MANUFACTURING - 13.5%
   Cooper Industries Inc.                 3,105           101
   Dexter Corp.                           3,872           186
   PPG Industries Inc.                    2,622           116
                                                 --------------
                                                          403

OFFICE & BUSINESS EQUIPMENT - 4.7%
     Harris Corp.                         4,269           140

OIL & GAS PRODUCERS - 4.3%
   USX-Marathon Group Inc.                5,087           127

RETAIL - 3.5%
   American Greetings Corp.               5,485           105
                                                 --------------

        Total Common Stocks
           (cost $3,277)                                2,976
                                                 --------------

SHORT TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
   Dreyfus Cash Management Plus,
    6.51% (b)                             4,136             4
                                                 --------------

      Total Short Term Investment
          (cost $4)                                         4
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $3,281)                                 $      2,980
                                                 ==============



--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

                     See notes to the financial statements.

JNL/FIRST TRUST TARGET SMALL-CAP SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $5,042) ................... $     5,671
Receivables:
  Fund shares sold ..........................          24
                                              --------------
TOTAL ASSETS ................................       5,695
                                              --------------

LIABILITIES
Payables:
  Advisory fees .............................           3
                                              --------------
TOTAL LIABILITIES ...........................           3
                                              --------------

NET ASSETS ..................................  $    5,692
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................  $    4,829
Accumulated net investment loss .............         (15)
Accumulated net realized gain on
investments                                           249
Net unrealized appreciation on investments ..         629
                                              ==============
                                               $    5,692
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ..............         414
                                              ==============

NET ASSET VALUE PER SHARE ...................  $    13.76
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends .................................    $      2
  Interest ..................................           4
                                              --------------
TOTAL INVESTMENT INCOME .....................           6
                                              --------------

EXPENSES
  Advisory fees .............................          16
  Administrative fees .......................           2
                                              --------------
TOTAL EXPENSES ..............................          18
                                              --------------
NET INVESTMENT LOSS .........................         (12)
                                              --------------

REALIZED AND UNREALIZED GAINS
  Net realized gain on investments ..........          97
  Net change in unrealized appreciation
    on investments ..........................         259
                                              --------------
NET REALIZED AND UNREALIZED GAIN ............         356
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $     344
                                              ==============

                     See notes to the financial statements.

JNL/FIRST TRUST TARGET SMALL-CAP SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment loss .........................................................                 $        (12)    $        (3)
   Net realized gain on investments ............................................                           97             152
   Net change in unrealized appreciation on investments ........................                          259             370
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................                          344             519
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                        4,708           2,874
  Cost of shares redeemed ......................................................                       (1,460)         (1,293)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                        3,248           1,581
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                        3,592           2,100

NET ASSETS BEGINNING OF PERIOD .................................................                        2,100               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $     5,692     $     2,100
                                                                                                  ==============  ==============

ACCUMULATED NET INVESTMENT LOSS ................................................                  $       (15)    $        (3)
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONS:

     Shares sold ...............................................................                          352             283
     Shares redeemed ...........................................................                         (108)           (113)
                                                                                                  --------------  --------------
     Net increase ..............................................................                          244             170
                                                                                                  ==============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                 $      3,500     $     2,890
     Proceeds from sales of securities .........................................                          340           1,330

--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/FIRST TRUST TARGET SMALL-CAP SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $      12.38     $      10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment loss ..........................................................                      (0.02)           (0.02)
  Net realized and unrealized gains on investments .............................                       1.40             2.40
                                                                                               ---------------- ----------------
  Total income from operations .................................................                       1.38             2.38
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $      13.76     $      12.38
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                      11.15%           23.80%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $      5,692     $      2,100
  Ratio of expenses to average net assets (b) ..................................                      0.85%            0.85%
  Ratio of net investment loss to average net assets (b) .......................                    (0.54)%          (0.39)%
  Portfolio turnover ...........................................................                      8.18%          102.50%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                     JNL/FIRST TRUST TARGET SMALL-CAP SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
--------------------------------------------------------------

COMMON STOCKS -
98.7%

ADVERTISING - 5.7%
   Insight Enterprises Inc. (a)            5,418  $       321

AEROSPACE & DEFENSE - 3.3%
   REMEC Inc. (a)                          4,530          190

AUTO PARTS & EQUIPMENT  - 0.8%
   Sonic Automotive Inc. (a)               4,266           46

BUILDING MATERIALS - 1.4%
   Elcor Corp.                             3,572           82

CHEMICALS - 0.5%
   Geon Co.                                1,514           28

COMMERCIAL SERVICES - 7.2%
   NCO Group Inc. (a)                      3,591           83
   Plexus Corp. (a)                        1,939          219
   Workflow Management Inc. (a)            8,873          105
                                                  ------------
                                                          407

COMPUTERS - 2.9%
   Bell & Howell Co. (a)                   3,318           80
   InterVoice-Brite Inc. (a)              13,089           86
                                                  ------------
                                                          166

DIVERSIFIED FINANCIAL SERVICES -
3.1%
   Investment Technology Group Inc.
   (a)                                     1,214           48
   Investors Financial Services
   Corp.                                   3,220          128
                                                  ------------
                                                          176

ELECTRICAL COMPONENTS & EQUIPMENT - 5.2%
    Areoflex Inc. (a)                      3,548          176
    Artesyn Technologies Inc. (a)          4,322          120
                                                  ------------
                                                          296

ELECTRONICS - 5.2%
    Kemet Corp. (a)                       11,662          292


ENGINEERING & CONSTRUCTION - 3.1%
   Granite Construction Inc.               2,776           68
   Insituform Technologies Inc.  (a)       4,000          109
                                                  ------------
                                                          177

FOOD - 1.7%
   Performance Food Group Co. (a)          2,962           95



                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
--------------------------------------------------------------

HEALTHCARE - 3.7%
   CONMED Corp. (a)                        1,886  $        49
   ResMed Inc. (a)                         6,009          161
                                                  ------------
                                                          210

MANUFACTURING - 2.3%
   Dionex Corp. (a)                        3,633           97
   Manitowoc Co. Inc.                      1,248           33
                                                  ------------
                                                          130

MEDIA - 1.1%
   Playboy Enterprises - Class B (a)       4,798           62

OFFICE & BUSINESS EQUIPMENT - 3.6%
     Black Box Corp. (a)                   2,561          203

PHARMACEUTICALS - 4.7%
   Abbott Laboratories                     3,215          143
                                                           48
   Advance Paradigm Inc. (a)               3,303           68
   Alpharma Inc. - Class A                   866           54
                                                  ------------
                                                          265

RETAIL - 3.1%
   Cheesecake Factory Inc. (a)             3,816          105
   Sunglass Hut International Inc.
   (a)                                     4,675           38
   Urban Outfitters Inc. (a)               3,928           35
                                                  ------------
                                                          178

SEMICONDUCTORS - 7.0%
   American Xtal Technology Inc. (a)       5,912          256
   Methode Electronics Inc.                3,683          142
                                                  ------------
                                                          398

SOFTWARE - 25.5%
   Advent Software Inc. (a)                4,209          271
   Informix Corp. (a)                     15,009          112
   Kronos Inc. (a)                         2,051           53
   Micromuse Inc. (a)                      5,596          926
   Project Software & Development
   Inc. (a)                                4,597           83
                                                  ------------
                                                        1,445

TELECOMMUNICATIONS - 7.6%
   AVT Corp. (a)                           2,862           21
   Concord Communications Inc. (a)         3,358          134
   Nortel Networks Corp.                   4,042          276
                                                  ------------
                                                          431
                                                  ------------

     Total Common Stocks
       (cost $4,969)                                    5,598
                                                  ------------


                     See notes to the financial statements.

                     JNL/FIRST TRUST TARGET SMALL-CAP SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

SHORT TERM INVESTMENT - 1.3%

MONEY MARKET FUND - 1.3%
    Dreyfus Cash Management Plus,
    6.51%  (b)                           72,889 $      73
                                                -----------

    Total Short Term Investment
         (cost $73)                                    73
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $5,042)                                $   5,671
                                                ===========



--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

                     See notes to the financial statements.

JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $21,206) ...............    $    22,450
Receivables:
  Dividends and interest .................              2
  Fund shares sold .......................             64
                                              --------------
TOTAL ASSETS .............................         22,516
                                              --------------

LIABILITIES
Payables:
  Advisory fees ..........................             13
  Administrative fees ....................              2
  Fund shares redeemed ...................             38
  Investment securities purchased ........            126
                                              --------------
TOTAL LIABILITIES ........................            179
                                              --------------

NET ASSETS ...............................    $    22,337
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ..........................    $    17,506
Accumulated net investment loss ..........            (59)
Accumulated net realized gain on
investments ..............................          3,646
Net unrealized appreciation on investments          1,244
                                              ==============
                                              $    22,337
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ...........          1,170
                                              ==============

NET ASSET VALUE PER SHARE ................    $     19.10
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ..............................    $         6
  Interest ...............................              9
                                              --------------
TOTAL INVESTMENT INCOME ..................             15
                                              --------------

EXPENSES
  Advisory fees ..........................             60
  Administrative fees ....................              8
                                              --------------
TOTAL EXPENSES ...........................             68
                                              --------------
NET INVESTMENT LOSS ......................            (53)
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investments .......          3,166
  Net change in unrealized depreciation
    on investments .......................            (54)
                                              --------------
NET REALIZED AND UNREALIZED GAIN .........          3,112
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $     3,059
                                              ==============


                     See notes to the financial statements.

JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment loss .........................................................                  $       (53)    $        (6)
   Net realized gain on investments ............................................                        3,166             480
   Net change in unrealized appreciation (depreciation) on investments .........                          (54)          1,298
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................                        3,059           1,772
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                       14,077           7,758
  Cost of shares redeemed ......................................................                       (2,633)         (1,696)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                       11,444           6,062
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                       14,503           7,834

NET ASSETS BEGINNING OF PERIOD .................................................                        7,834               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $    22,337     $     7,834
                                                                                                  ==============  ==============

ACCUMULATED NET INVESTMENT LOSS ................................................                  $       (59)    $        (6)
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                          812             623
     Shares redeemed ...........................................................                         (151)           (114)
                                                                                                  --------------  --------------
     Net increase ..............................................................                          661             509
                                                                                                  ==============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                  $    21,029      $    7,594
     Proceeds from sales of securities .........................................                        9,691           1,591

--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $       15.39    $       10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment loss ..........................................................                       (0.04)           (0.01)
  Net realized and unrealized gains on investments .............................                        3.75             5.40
                                                                                               ---------------- ----------------
  Total income from operations .................................................                        3.71             5.39
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $       19.10    $       15.39
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                      24.11%           53.90%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $      22,337    $       7,834
  Ratio of expenses to average net assets (b) ..................................                       0.85%            0.85%
  Ratio of net investment loss to average net assets (b) .......................                     (0.67)%          (0.40)%
  Portfolio turnover ...........................................................                      61.51%           55.71%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                    JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
--------------------------------------------------------------

COMMON STOCKS - 99.0%

COMPUTERS - 29.3%
   3Com Corp. (a)                        11,122    $     641
   Check Point Software
    Technologies   Ltd. (a)               3,850          815
   Cisco Systems Inc. (a)                11,397          721
   Dell Computer Corp. (a)               13,234          653
   EMC Corp. (a)                         11,580          891
   Gateway Inc. (a)                      12,334          700
   Hewlett-Packard Co.                    5,308          663
   International Business Machines
   Corp.                                  6,769          742
   Sun Microsystems Inc. (a)              8,240          749
                                                 -------------
                                                       6,575

ELECTRONICS - 6.2%
   Solectron Corp. (a)                   17,340          726
   Vitesse Semiconductor Corp. (a)        8,984          661
                                                 -------------
                                                       1,387

MANUFACTURING - 0.7%
     Agilent Technologies (a)             2,140          158

SEMICONDUCTORS - 26.0%
   Altera Corp. (a)                       8,886          906
   Applied Materials Inc. (a)             8,117          736
   Intel Corp.                            5,665          757
   National Semiconductor Corp. (a)      12,105          687
   Novellus Systems Inc. (a)             12,441          704
   PMC-Sierra Inc. (a)                    3,691          656
   STMicroelectrics NV - NYS             11,993          770
   Texas Instruments Inc.                 9,135          627
                                                 -------------
                                                       5,843

SOFTWARE - 15.9%
   BMC Software Inc. (a)                 14,850          542
   Microsoft Corp. (a)                    7,854          628
   Oracle Corp. (a)                       9,767          821
   Seagate Technology Inc. (a)           11,588          637
   Siebel Systems (a)                     5,765          943
                                                 -------------
                                                       3,571

                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
--------------------------------------------------------------

TELECOMMUNICATIONS - 20.9%
   ADC Telecommunications Inc. (a)       15,425  $     1,294
   JDS Uniphase Corp.  (a)                6,286          754
   Lucent Technologies Inc.              11,384          674
   Nokia Oyj - ADR                       15,134          756
   Qualcomm Inc. (a)                      5,905          354
   Tellabs Inc. (a)                      12,655          866
                                                 -------------
                                                       4,698
                                                 -------------

        Total Common Stocks
           (cost $20,988)                             22,232
                                                 -------------

SHORT TERM INVESTMENT - 1.0%

MONEY MARKET FUND - 1.0%
   Dreyfus Cash Management Plus,
    6.51%  (b)                          218,356          218
                                                 -------------

      Total Short Term Investment
          (cost $218)                                    218
                                                 -------------

TOTAL INVESTMENTS - 100%
   (cost $21,206)                                $    22,450
                                                 =============


--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


                     See notes to the financial statements.

JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)



Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $9,776) .................   $    11,114
Receivables:
  Dividends and interest ..................             3
  Fund shares sold ........................            23
                                              --------------
TOTAL ASSETS ..............................        11,140
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................             6
  Administrative fees .....................             1
                                              --------------
TOTAL LIABILITIES .........................             7
                                              --------------

NET ASSETS ................................   $    11,133
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     9,375
Undistributed net investment income .......            12
Accumulated net realized gain on
investments ...............................           408
Net unrealized appreciation on investments          1,338
                                              ==============
                                              $    11,133
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           922
                                              ==============

NET ASSET VALUE PER SHARE .................   $     12.08
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................   $        39
  Interest ................................             5
  Foreign taxes withheld ..................            (1)
                                              --------------
TOTAL INVESTMENT INCOME ...................            43
                                              --------------

EXPENSES
  Advisory fees ...........................            28
  Administrative fees .....................             4
                                              --------------
TOTAL EXPENSES ............................            32
                                              --------------
NET INVESTMENT INCOME .....................            11
                                              --------------

REALIZED AND UNREALIZED GAINS
  Net realized gain on investments ........           488
  Net change in unrealized appreciation
    on investments ........................         1,226
                                              --------------
NET REALIZED AND UNREALIZED GAIN ..........         1,714
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $     1,725
                                              ==============

                     See notes to the financial statements.

JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment income .......................................................                  $          11   $           1
   Net realized gain (loss) on investments .....................................                            488             (80)
   Net change in unrealized appreciation on investments ........................                          1,226             112
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................                          1,725              33
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                          6,599           5,116
  Cost of shares redeemed ......................................................                         (1,237)         (1,103)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                          5,362           4,013
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                          7,087           4,046

NET ASSETS BEGINNING OF PERIOD .................................................                          4,046               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $      11,133   $       4,046
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                  $          12   $           1
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                            622             532
     Shares redeemed ...........................................................                           (115)           (117)
                                                                                                  --------------  --------------
     Net increase                                                                                           507             415
 ...............................................................................                  ==============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                  $       9,685   $       5,109
     Proceeds from sales of securities .........................................                          4,317           1,127

--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $        9.74    $       10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income ........................................................                        0.01                -
  Net realized and unrealized gains (losses) on investments ....................                        2.33            (0.26)
                                                                                               ---------------- ----------------
  Total income (loss) from operations ..........................................                        2.34            (0.26)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $       12.08    $        9.74
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                      24.02%            2.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $      11,133    $       4,046
  Ratio of expenses to average net assets (b) ..................................                       0.85%            0.85%
  Ratio of net investment income to average net assets (b) .....................                       0.28%            0.15%
  Portfolio turnover ...........................................................                      57.79%           58.91%

--------------------------------------------------------------------------------
*       Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

             JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 99.8%

BIOTECHNOLOGY - 15.2%
   Amgen Inc. (a)                         6,517  $        458
   Biogen Inc. (a)                        4,770           308
   Chiron Corp. (a)                       9,162           435
   Genzyme Corp. (a)                      8,222           489
                                                 --------------
                                                        1,690

HEALTHCARE - 12.1%
   Becton, Dickinson & Co.               12,216           350
   Guidant Corp. (a)                      5,498           272
   Health Management Associates
   Inc. (a)                              28,402           371
   Medtronic Inc.                         7,088           353
                                                 --------------
                                                        1,346

PHARMACEUTICALS - 72.5%
   Abbott Laboratories                   11,169           498
   Andrx Corp. (a)                        8,592           549
   Bristol-Myers Squibb Co.               7,151           417
   Cardinal Health Inc.                   8,071           597
   COR Therapeutics Inc. (a)              5,405           461
   Elan Corp. Plc - ADR (a)               8,563           415
   Eli Lilly & Co.                        6,222           621
   Glaxo Wellcome Plc - ADR               6,769           391
   IDEC Pharmaceuticals Corp. (a)         3,552           417
   Immunex Corp. (a)                      7,569           374
   Johnson & Johnson                      4,772           486
   MedImmune Inc. (a)                     7,029           520
   Merck & Co. Inc.                       6,133           470
   Novartis - ADR                        11,839           474
   Pfizer Inc.                           10,819           519
   Roche Holdings AG - ADR                3,428           335
   Schering-Plough Corp.                 10,214           516
                                                 --------------
                                                        8,060
                                                 --------------

        Total Common Stocks
           (cost $9,758)                               11,096
                                                 --------------

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENT - 0.2%

MONEY MARKET FUND - 0.2%
   Dreyfus Cash Management Plus,
     6.51% (b)                           18,048  $         18
                                                 --------------

      Total Short Term Investment
          (cost $18)                                       18
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $9,776)                                 $     11,114
                                                 ==============



--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


                     See notes to the financial statements.

JNL/FIRST TRUST FINANCIAL SECTOR SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $5,290) ................    $       5,555
Receivables:
  Dividends and interest .................                7
  Fund shares sold .......................               27
                                              --------------
TOTAL ASSETS .............................            5,589
                                              --------------

LIABILITIES
Payables:
  Advisory fees ..........................                4
                                              --------------
TOTAL LIABILITIES ........................                4
                                              --------------

NET ASSETS ...............................    $       5,585
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ..........................    $       5,495
Undistributed net investment income                      20
Accumulated net realized loss on
 investments .............................             (195)
Net unrealized appreciation on investments              265
                                              ==============
                                              $       5,585
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ...........              608
                                              ==============

NET ASSET VALUE PER SHARE ................    $        9.18
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ..............................    $          29
  Interest ...............................                3
                                              --------------
TOTAL INVESTMENT INCOME ..................               32
                                              --------------

EXPENSES
  Advisory fees ..........................               16
  Administrative fees ....................                2
                                              --------------
TOTAL EXPENSES ...........................               18
                                              --------------
NET INVESTMENT INCOME ....................               14
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments .......              (55)
  Net change in unrealized appreciation
    on investments .......................              239
                                              --------------
NET REALIZED AND UNREALIZED GAIN .........              184
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $         198
                                              ==============


                     See notes to the financial statements.

 Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment income .......................................................                  $        14     $         6
   Net realized loss on investments ............................................                          (55)           (140)
   Net change in unrealized appreciation on investments ........................                          239              26
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................                          198            (108)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                        3,542           3,555
  Cost of shares redeemed ......................................................                         (651)           (951)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                        2,891           2,604
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                        3,089           2,496

NET ASSETS BEGINNING OF PERIOD .................................................                        2,496               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $     5,585     $     2,496
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                  $        20     $         6
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                          402             387
     Shares redeemed ...........................................................                          (72)           (109)
                                                                                                  --------------  --------------
     Net increase ..............................................................                          330             278
                                                                                                  ==============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                   $    4,002      $    3,434
     Proceeds from sales of securities .........................................                        1,107             868

--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

Financial Highlights (Unaudited)


                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $        8.97    $       10.00
                                                                                               ---------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income ........................................................                        0.01             0.02
  Net realized and unrealized gains (losses) on investments ....................                        0.20            (1.05)
                                                                                               ---------------- ----------------
  Total income (loss) from operations ..........................................                        0.21            (1.03)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $        9.18    $        8.97
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                       2.34%         (10.30)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $       5,585    $       2,496
  Ratio of expenses to average net assets (b) ..................................                       0.85%            0.85%
  Ratio of net investment income to average net assets (b) .....................                       0.67%            0.73%
  Portfolio turnover ...........................................................                      26.65%           61.54%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                     JNL/FIRST TRUST FINANCIAL SECTOR SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
--------------------------------------------------------------

COMMON STOCKS - 99.6%

BANKS - 29.8%
   Bank of America Corp.                  3,553  $       153
   Chase Manhattan Corp.                  3,462          159
   Firstar Corp.                          8,596          181
   Fleet Boston Financial Corp.           5,139          175
   KeyCorp                                8,084          142
   Mellon Financial Corp.                 5,267          192
   Northern Trust Corp.                   3,346          218
   State Street Corp.                     2,456          260
   Wells Fargo Co.                        2,036          173
                                                 -------------
                                                       1,653

DIVERSIFIED FINANCIAL SERVICES -
54.0%
   American Express Co.                   3,258          170
   Capital One Financial Corp.            3,774          168
   Charles Schwab Corp.                   7,087          238
   Citigroup Inc.                         3,260          196
   Donaldson Lufkin & Jenrette
    Inc. (a)                              3,679          156
   E*Trade Group Inc.                     6,667          110
   Eaton Vance Corp.                      4,763          220
   Goldman Sachs Group Inc.               1,957          186
   Household International Inc.           4,925           205
   Knight Trading Group Inc. (a)          3,835           114
   Lehman Brothers Holdings Inc.          2,123          201
   MBNA Corp.                             6,616          179
   Merrill Lynch & Co. Inc.               2,168          249
   Morgan Stanley Dean Witter & Co.       2,549          212
   Providian Financial Corp.              2,011          181
   T. Rowe Price Associates               5,010          214
                                                 -------------
                                                       2,999

                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
--------------------------------------------------------------

HOLDING COMPANIES - DIVERSIFIED -
1.7%
   Ameritrade Holding Corp. - Class
   A (a)                                  8,286   $       96

INSURANCE - 14.1%
   AFLAC Inc.                             3,858          177
   American International Group Inc.      1,663          195
   Marsh & McLennan Cos. Inc.             1,903          199
   Nationwide Financial Services
   Inc. -
      Class A                             6,415          212
                                                 -------------
                                                         783
                                                 -------------

        Total Common Stocks
           (cost $5,266)                               5,531
                                                 -------------

SHORT TERM INVESTMENT - 0.4%

MONEY MARKET FUND - 0.4%
   Dreyfus Cash Management Plus,
    6.51% (b)                            23,985           24
                                                 -------------

      Total Short Term Investment
          (cost $24)                                      24
                                                 -------------

TOTAL INVESTMENTS - 100%
   (cost $5,290)                                  $    5,555
                                                 =============



--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(b)      Non-income producing security.


                     See notes to the financial statements.

JNL/FIRST TRUST ENERGY SECTOR SERIES

FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $2,238) ..................  $     2,591
Receivables:
  Dividends and interest ...................            4
   Fund shares sold ........................            3
                                              --------------
TOTAL ASSETS ...............................        2,598
                                              --------------

LIABILITIES
Payables:
  Advisory fees ............................            2
                                              --------------
TOTAL LIABILITIES ..........................            2
                                              --------------

NET ASSETS                                    $     2,596
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ............................  $     2,254
Undistributed net investment income ........            8
Accumulated net realized loss on ...........
  investments ..............................          (19)
Net unrealized appreciation on investments            353
                                              ==============
                                              $     2,596
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED .............          203
                                              ==============

NET ASSET VALUE PER SHARE ..................  $     12.77
                                              ==============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................  $        10
  Interest .................................            2
                                              --------------
TOTAL INVESTMENT INCOME ....................           12
                                              --------------

EXPENSES
  Advisory fees ............................            6
  Administrative fees ......................            1
                                              --------------
TOTAL EXPENSES .............................            7
                                              --------------
NET INVESTMENT INCOME ......................            5
                                              --------------

REALIZED AND UNREALIZED GAINS
  Net realized gain on investments .........           28
  Net change in unrealized appreciation
    on investments .........................          314
                                              --------------
NET REALIZED AND UNREALIZED GAIN ...........          342
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .  $       347
                                              ==============


                     See notes to the financial statements.

JNL/FIRST TRUST ENERGY SECTOR SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment income .......................................................                  $          5    $           3
   Net realized gain (loss) on investments .....................................                             28             (47)
   Net change in unrealized appreciation on investments ........................                            314              39
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................                            347              (5)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                          1,985           1,747
  Cost of shares redeemed ......................................................                           (498)           (980)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                          1,487             767
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                          1,834             762

NET ASSETS BEGINNING OF PERIOD .................................................                            762               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $       2,596   $         762
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                  $           8   $           3
                                                                                                  ==============  ==============

   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                            172             176
     Shares redeemed ...........................................................                            (43)           (102)
                                                                                                  --------------  --------------
     Net increase ..............................................................                            129              74
                                                                                                  ==============  ==============

   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                  $       1,731   $       1,733
     Proceeds from sales of securities .........................................                            264             964

--------------------------------------------------------------------------------
*        Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST ENERGY SECTOR SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $       10.27     $      10.00
                                                                                               ---------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income ........................................................                           -             0.04
  Net realized and unrealized gains on investments .............................                        2.50             0.23
                                                                                               ---------------- ----------------
  Total income from operations .................................................                        2.50             0.27
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $       12.77    $       10.27
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                      24.34%            2.70%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $       2,596    $         762
  Ratio of expenses to average net assets (b) ..................................                       0.85%            0.85%
  Ratio of net investment income to average net assets (b) .....................                       0.64%            0.47%
  Portfolio turnover ...........................................................                      16.28%          103.06%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                      JNL/FIRST TRUST ENERGY SECTOR SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
---------------------------------------------------------------

COMMON STOCKS - 99.2%

MANUFACTURING - 1.4%
   Grant Prideco Inc.  (a)                1,449  $         36

OIL & GAS PRODUCERS - 97.8%
   Barrett Resources Corp. (a)            2,837            86
   BJ Services Co. (a)                    2,006           125
   BP Amoco Plc - ADR                     1,358            77
   Burlington Resources Inc.              2,464            94
   Chevron Corp.                            944            80
   El Paso Energy Corp.                   2,047           104
   ENI SPA - ADR                          1,475            86
   Enron Corp.                            1,825           118
   EOG Resources Inc.                     4,735           159
   Exxon Mobil Corp.                        996            78
   Global Marine Inc. (a)                 5,004           141
   Halliburton Co.                        2,083            98
   Nabors Industries Inc. (a)             2,737           114
   Noble Drilling Corp. (a)               2,560           106
   Royal Dutch Petroleum Co. - NYS        1,337            82
   Santa Fe International Corp.            3,291          115
   Schlumberger Ltd.                      1,550           116
   Texaco Inc.                            1,500            80
   Tidewater Inc.                         2,413            87
   Tosco Corp.                            3,006            85
   Total Fina SA - ADR                    1,215            94
   Transocean Sedco Forex Inc.            2,455           131
   USX - Marathon Group                   3,237            81
   Vastar Resources Inc.                  1,364           112
   Weatherford International Inc.
   (a)                                    2,140            85
                                                 --------------
                                                        2,534
                                                 --------------

   Total Common Stocks
           (cost $2,217)                                2,570
                                                 --------------


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENT - 0.8%

MONEY MARKET FUND - 0.8%
    Dreyfus Cash Management Plus,
      6.51%  (b)                         21,303  $         21
                                                 --------------

      Total Short Term Investment
               (cost $21)                                  21
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $2,238)                                 $      2,591
                                                 ==============

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

                     See notes to the financial statements.

JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)



Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $3,170)                     $       3,220
Receivables:
  Dividends and interest                                  3
  Fund shares sold                                       11
                                              --------------
TOTAL ASSETS                                          3,234
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................               2
  Investment securities purchased .........             140
                                              --------------
TOTAL LIABILITIES .........................             142
                                              --------------

NET ASSETS ................................   $       3,092
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $       3,084
Undistributed net investment income .......              12
Accumulated net realized loss on
investments ...............................             (54)
Net unrealized appreciation on investments               50
                                              ==============
                                              $       3,092
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............             327
                                              ==============

NET ASSET VALUE PER SHARE .................   $        9.46
                                              ==============




Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................   $          15
  Interest ................................               2
                                              --------------
TOTAL INVESTMENT INCOME ...................              17
                                              --------------

EXPENSES
  Advisory fees ...........................               9
  Administrative fees .....................               1
                                              --------------
TOTAL EXPENSES ............................              10
                                              --------------
NET INVESTMENT INCOME .....................               7
                                              --------------

REALIZED AND UNREALIZED GAINS
  Net realized gain on investments ........              17
  Net change in unrealized appreciation
    on investments ........................              19
                                              --------------
NET REALIZED AND UNREALIZED GAIN ..........              36
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $          43
                                              ==============


                     See notes to the financial statements.

JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment income .......................................................                  $           7   $           5
   Net realized gain (loss) on investments .....................................                             17             (71)
   Net change in unrealized appreciation on investments ........................                             19              31
                                                                                                  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................                             43             (35)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                          1,629           2,722
  Cost of shares redeemed ......................................................                           (253)         (1,014)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                          1,376           1,708
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                          1,419           1,673

NET ASSETS BEGINNING OF PERIOD .................................................                          1,673               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $       3,092   $       1,673
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                  $          12   $           5
                                                                                                  ==============  ==============

   (1)SHARE TRANSACTIONS:

     Shares sold ...............................................................                            181             282
     Shares redeemed ...........................................................                            (29)           (107)
                                                                                                  --------------  --------------
     Net increase ..............................................................                            152             175
                                                                                                  ==============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                  $       1,947    $      2,856
     Proceeds from sales of securities .........................................                            564           1,168

--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $        9.55    $       10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income ........................................................                        0.01             0.03
  Net realized and unrealized losses on investments ............................                       (0.10)           (0.48)
                                                                                               ---------------- ----------------
  Total loss from operations ...................................................                       (0.09)           (0.45)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $        9.46    $        9.55
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                     (0.94)%          (4.50)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $       3,092    $       1,673
  Ratio of expenses to average net assets (b) ..................................                       0.85%            0.85%
  Ratio of net investment income to average net assets (b) .....................                       0.60%            0.76%
  Portfolio turnover ...........................................................                      24.42%           98.23%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

                  JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000


                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
--------------------------------------------------------------

COMMON STOCKS - 95.3%

APPAREL - 2.8%
   Jones Apparel Group Inc. (a)           3,815  $        90

BEVERAGES - 8.5%
   Anheuser-Busch Companies Inc.          1,739          130
   PepsiCo Inc.                           3,219          143
                                                 -------------
                                                         273

COMPUTERS - 3.3%
   Dell Computer Corp. (a)                2,145          106

COSMETICS & PERSONAL CARE - 13.7%
   Colgate-Palmolive Co.                  1,937          116
   Gillette Co.                           3,044          106
   Kimberly-Clark Corp.                   2,079          119
   Procter & Gamble Co.                   1,770          102
                                                 -------------
                                                         443

FOOD - 22.3%
   Bestfoods                              2,528          175
   H.J. Heinz Co.                         3,172          139
   Hershey Foods Corp.                    2,512          122
   Keebler Foods Co.                      3,953          147
   Sara Lee Corp.                         6,691          134
                                                 -------------
                                                         717

HOUSEHOLD PRODUCTS - 4.5%
   Clorox Co.                             3,240          145

LEISURE TIME - 6.1%
   Carnival Corp.                         4,690           91
   Harley Davidson Inc.                   2,733          105
                                                 -------------
                                                         196


                                     SHARES OR     MARKET
                                     PRINCIPAL      VALUE
                                       AMOUNT      (000'S)
--------------------------------------------------------------

MEDIA - 3.4%
   Walt Disney Co.                        2,826    $     110

PHARMACEUTICALS - 17.4%
   Bristol-Myers Squibb Co.               1,904          111
   Johnson & Johnson                      1,534          156
   Pfizer Inc.                            2,932          141
   Schering-Plough Corp.                  3,033          153
                                                 -------------
                                                         561

RETAIL - 9.6%
   Gap Inc.                               2,599           81
   McDonald's Corp.                       3,210          106
   Starbucks Corp. (a)                    3,188          122
                                                 -------------
                                                         309

SEMICONDUCTORS - 3.7%
   Intel Corp.                              889          119
                                                 -------------

     Total Common Stocks
       (cost $3,019)                                   3,069
                                                 -------------

SHORT TERM INVESTMENT - 4.7%

MONEY MARKET FUND - 4.7%
   Dreyfus Cash Management Plus,
    6.51%  (b)                          150,859          151
                                                 -------------

     Total Short Term Investment
       (cost $151)                                       151
                                                 -------------

TOTAL INVESTMENTS - 100%
   (cost $3,170)                                 $     3,220
                                                 =============

--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


                     See notes to the financial statements.
'

JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $14,199) ................   $      13,945
Receivables:
  Dividends and interest ..................               5
  Fund shares sold ........................              37
                                              --------------
TOTAL ASSETS ..............................          13,987
                                              --------------

LIABILITIES
Payables:
  Advisory fees ...........................               8
   Administrative fees ....................               1
  Fund shares redeemed ....................              39
  Investment securities purchased .........             141
                                              --------------
TOTAL LIABILITIES .........................             189
                                              --------------

NET ASSETS ................................   $      13,798
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $      11,939
Accumulated net investment loss ...........             (11)
Accumulated net realized gain on
investments ...............................           2,124
Net unrealized depreciation on investments             (254)
                                              ==============
                                              $      13,798
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............             841
                                              ==============

NET ASSET VALUE PER SHARE .................   $       16.41
                                              ==============


Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ...............................   $          27
  Interest ................................               7
   Foreign taxes withheld .................              (1)
                                              --------------
TOTAL INVESTMENT INCOME ...................              33
                                              --------------

EXPENSES
  Advisory fees ...........................              38
  Administrative fees .....................               5
                                              --------------
TOTAL EXPENSES ............................              43
                                              --------------
NET INVESTMENT LOSS .......................             (10)
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investments ........           1,709
  Net change in unrealized depreciation
    on investments ........................          (1,308)
                                              --------------
NET REALIZED AND UNREALIZED GAIN ..........             401
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $         391
                                              ==============


                     See notes to the financial statements.

Statements of Changes in Net Assets (Unaudited)
(in thousands)

                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS       JULY 2,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
   Net investment loss .........................................................                  $         (10)  $          (1)
   Net realized gain on investments ............................................                          1,709             415
   Net change in unrealized appreciation (depreciation) on investments .........                         (1,308)          1,054
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................                            391           1,468
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                         10,244           5,143
  Cost of shares redeemed ......................................................                         (1,886)         (1,562)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                          8,358           3,581
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                          8,749           5,049

NET ASSETS BEGINNING OF PERIOD .................................................                          5,049               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD .......................................................                  $      13,798   $       5,049
                                                                                                  ==============  ==============

ACCUMULATED NET INVESTMENT LOSS ................................................                  $         (11)  $          (1)
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                            620             446
     Shares redeemed ...........................................................                           (114)           (111)
                                                                                                  ---------------  --------------
     Net increase ..............................................................                            506             335
                                                                                                  ===============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                  $      12,856    $      5,324
     Proceeds from sales of securities .........................................                          4,550           1,741

--------------------------------------------------------------------------------
*        Commencement of operations.

                     See notes to the financial statements.

JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES
Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS         JULY 2,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $      15.09     $      10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss) .................................................                      (0.01)               -
  Net realized and unrealized gains on investments .............................                       1.33             5.09
                                                                                               ---------------- ----------------
  Total income from operations .................................................                       1.32             5.09
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $      16.41     $      15.09
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                      8.75%           50.90%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................               $     13,798     $      5,049
  Ratio of expenses to average net assets (b) ..................................                      0.85%            0.85%
  Ratio of net investment loss to average net assets (b) .......................                    (0.21)%          (0.08)%
  Portfolio turnover ...........................................................                     45.43%           85.74%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                  JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 98.7%

COMPUTERS - 8.1%
     Cisco Systems Inc. (a)               8,500  $        538
     Comverse Technology Inc. (a)         6,386           594
                                                 --------------
                                                        1,132

ELECTRONICS - 4.3%
   Vitesse Semiconductor Corp. (a)        8,191           603

SEMICONDUCTORS - 8.5%
   Conexant Systems Inc. (a)              4,768           232
   Motorola Inc.                         11,005           320
   PMC - Sierra Inc. (a)                  3,508           623
                                                 --------------
                                                        1,175

TELECOMMUNICATIONS - 77.8%
   ADC Telecommunications Inc. (a)       13,380         1,122
   AT&T Corp.                            12,587           398
   Bell Atlantic Corp.                   11,726           596
   Copper Mountain Networks Inc. (a)      7,333           646
   Deutsche Telekom AG - ADR              6,558           372
   JDS Uniphase Corp. (a)                 5,006           600
   Lucent Technologies Inc.              11,143           660
   Nokia Oyj - ADR                       11,453           572
   Nortel Networks Corp.                  9,917           677
   Qualcomm Inc. (a)                      4,010           241
   Qwest Communications
     International Inc. (a)              12,279           610
   SBC Communications Inc.               16,512           714
   Telecom Italia SPA - ADR               3,222           443
   Telefonaktiebolaget LM Ericsson
   - ADR                                 25,678           514
   Telefonica SA - ADR                    6,803           436
   Telefonos de Mexico SA - ADR           8,771           501
   Tellabs Inc. (a)                      10,942           749
   Vodafone AirTouch Plc - ADR           10,119           419
   WorldCom Inc. (a)                     12,600           578
                                                 --------------
                                                       10,848
                                                 --------------

       Total Common Stocks
          (cost $14,012)                               13,758
                                                 --------------


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENT - 1.3%

MONEY MARKET FUND - 1.3%
   Dreyfus Cash Management Plus,
    6.51% (b)                               187  $        187
                                                 --------------

      Total Short Term Investment
          (cost $187)                                     187
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $14,199)                                $     13,945
                                                 ==============


--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Variable Fund LLC (the "Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund includes the following separate Series, each subadvised by First Trust Advisors L.P. ("First Trust"): JNL/First Trust The Dow Target 5 Series, JNL/First Trust The Dow Target 10 Series, JNL/First Trust The S&P Target 10 Series, JNL/First Trust Global Target 15 Series, JNL/First Trust Target 25 Series, JNL/First Trust Target Small-Cap Series, JNL/First Trust Technology Sector Series, JNL/First Trust Pharmaceutical/Healthcare Sector Series, JNL/First Trust Financial Sector Series, JNL/First Trust Energy Sector Series, JNL/First Trust Leading Brands Sector Series and JNL/First Trust Communications Sector Series. The shares of the Fund are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

     Jackson  National  Financial   Services,   LLC  ("JNFS"),   a  wholly-owned
subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Series in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Series are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

     REPURCHASE AGREEMENTS -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS --For all Series, no distributions of net investment income or realized capital gains are required.

     FEDERAL INCOME TAXES -- The JNL Variable Fund LLC is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-I. Accordingly, the Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

--------------------------------------------------------------------------------
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     Each Series has an investment advisory agreement with JNFS whereby JNFS provides investment management and transfer agency services. Each Series pays JNFS a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series as follows:

     ASSETS                         FEES
     $0 to $500 million ..........  .75%
     $500 million to $1 billion ..  .70%
     Over $1 billion .............  .65%

     As compensation for their services, the subadviser, First Trust, receives fees from JNFS, calculated on the basis of the average daily net assets of each Series as follows:

     ASSETS                         FEES
     $0 to $500 million ..........  .35%
     $500 million to $1 billion ..  .30%
     Over $1 billion .............  .25%

     ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Series pays to JNFS an Administrative Fee of .10% of the average daily net assets. Each Series, except the JNL/First Trust Global Target 15 Series, pays JNFS an Administrative Fee of .10% of the average daily net assets of the Series. The JNL/First Trust Global Target 15 Series pays JNFS an Administrative Fee of .15% of the average daily net assets of the Series. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operations of each Series. In accordance with the agreement, JNFS is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

NOTE 4. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S.
Government.